FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Movement of Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Change in liability [Abstract]
Opening balance	$ 13,621	$ 3,889
Fair value adjustment	(3,926)	7,786
Warrants vested during the period	1,616	1,946
Closing balance	$ 11,311	$ 13,621